Acquisitions (Tables)	6 Months Ended
Sep. 30, 2019
Daiwa SB Investments Ltd [member]
Statement [line items]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid
The fair values of assets and liabilities of DSBI at the date of acquisition and the consideration paid were as follows:

At April 1, 2019
(In millions)
Assets: (1)
Cash and deposits with banks	¥22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284
Total assets	¥65,179
Liabilities	¥18,038
Net assets	¥47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(23,093)
Net assets acquired	24,048
Goodwill	17,022
Consideration	¥41,070
Consideration:
Fair value of total consideration transferred	¥959
Fair value of the equity interest in DSBI held before the acquisition	40,111
Total	¥41,070
Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥9

(1)
The fair value of DSBI’s assets at the date of acquisition included the outstanding balance arising from the transactions made between the Group and DSBI, which included deposits with the Group amounting to ¥
21
billion.